EIP Growth and Income Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 71.1%	Shares	Value
Canada - 6.9%
Energy - 5.2%
Imperial Oil Ltd.	14,010	$1,415,456
Keyera Corp.	37,245	1,261,240
Suncor Energy, Inc.	12,220	645,888
TC Energy Corp.	16,926	993,048
		4,315,632
Independent Power and Renewable Electricity Producers - 0.1%
Northland Power, Inc.	9,130	125,855

Utilities - 1.6%
AltaGas, Ltd.	13,401	404,200
Atco Ltd./Canada - Class I	19,221	834,536
Canadian Utilities Ltd. - Class A	2,000	64,730
		1,303,466
Total Canada		5,744,953

France - 1.1%
Energy - 1.1%
TotalEnergies SE	12,440	900,656

Italy - 0.3%
Utilities - 0.3%
Enel SpA - ADR	21,884	240,505

United Kingdom - 2.9%
Energy - 2.4%
Shell PLC - ADR	25,940	1,998,158

Energy Equipment & Services - 0.5%
TechnipFMC PLC	7,780	433,502
Total United Kingdom		2,431,660

United States - 59.9% (a)
Construction & Engineering - 1.5%
Quanta Services, Inc.	2,610	1,238,784

Energy - 12.7%
Cheniere Energy, Inc.	5,550	1,173,936
Core Natural Resources, Inc.	4,000	381,520
Coterra Energy, Inc.	8,500	245,225
DT Midstream, Inc.	4,860	612,457
Enbridge, Inc.	12,179	594,822
EQT Corp.	3,790	218,797
Exxon Mobil Corp.	14,900	2,106,860
Gulfport Energy Corp. (b)	1,200	245,004
Kinder Morgan, Inc.	59,140	1,803,179
ONEOK, Inc.	16,945	1,341,875
Range Resources Corp.	11,700	442,845
Targa Resources Corp.	4,800	964,704
The Williams Companies, Inc.	7,019	472,098
		10,603,322
Energy Equipment & Services - 5.9%
Archrock, Inc.	16,470	487,348
Baker Hughes Co.	13,000	728,520
Cactus, Inc. - Class A	3,710	208,613
EnerSys	4,700	846,893
Generac Holdings, Inc. (b)	8,220	1,381,289
Halliburton Co.	16,550	554,756
Helmerich & Payne, Inc.	4,610	156,187
NOV, Inc.	10,580	194,143
SLB Ltd.	8,040	388,975
		4,946,724
Independent Power and Renewable Electricity Producers - 3.2%
Clearway Energy, Inc. - Class A	51,030	1,723,283
The AES Corp.	6,270	91,855
Vistra Corp.	5,330	844,006
		2,659,144
Machinery - 2.1%
Caterpillar, Inc.	600	394,416
Cummins, Inc.	2,360	1,366,015
		1,760,431
Professional Services - 0.2%
Jacobs Solutions, Inc.	1,270	171,780

Utilities - 34.3% (a)
Alliant Energy Corp.	18,690	1,231,858
Ameren Corp.	5,810	600,057
American Electric Power Co., Inc.	7,919	948,498
American Water Works Co., Inc.	340	43,904
Atmos Energy Corp.	6,340	1,054,596
CenterPoint Energy, Inc.	25,180	999,394
Chesapeake Utilities Corp.	3,170	407,916
CMS Energy Corp.	9,956	711,754
Constellation Energy Corp.	1,070	300,328
Dominion Energy, Inc.	11,460	689,548
DTE Energy Co.	7,284	978,824
Duke Energy Corp.	12,278	1,489,935
Entergy Corp.	13,940	1,336,707
Essential Utilities, Inc.	9,800	380,142
Evergy, Inc.	17,430	1,337,404
FirstEnergy Corp.	12,000	568,080
IDACORP, Inc.	8,210	1,090,206
National Fuel Gas Co.	33,170	2,777,987
New Jersey Resources Corp.	25,260	1,249,865
NextEra Energy, Inc.	5,200	457,080
OGE Energy Corp.	23,400	1,022,112
ONE Gas, Inc.	12,525	996,489
PG&E Corp.	19,000	292,980
PPL Corp.	41,490	1,504,012
Public Service Enterprise Group, Inc.	6,800	560,048
Sempra Energy	16,250	1,413,913
The Southern Co.	18,550	1,656,700
UGI Corp.	17,100	685,881
WEC Energy Group, Inc.	9,600	1,062,432
Xcel Energy, Inc.	9,164	697,014
		28,545,664
Total United States		49,925,849
TOTAL COMMON STOCKS (Cost $46,375,515)		59,243,623

MASTER LIMITED PARTNERSHIPS - 26.2%	Units	Value
United States - 26.2% (a)
Chemicals - 0.5%
Westlake Chemical Partners, LP	20,311	435,874

Energy - 25.7% (a)
Cheniere Energy Partners LP	15,265	860,793
Energy Transfer, LP	313,270	5,779,831
Enterprise Products Partners, LP	197,714	6,562,128
MPLX, LP	64,590	3,610,581
Plains GP Holdings LP (c)	111,590	2,285,363
Sunoco LP	24,420	1,406,104
TXO Partners LP	73,580	888,111
		21,392,911
Total United States		21,828,785
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $15,058,419)		21,828,785

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.1%	Shares	Value
First American Treasury Obligations Fund - Class Z, 3.55% (d)	1,741,002	1,741,002
TOTAL MONEY MARKET FUNDS (Cost $1,741,002)		1,741,002

TOTAL INVESTMENTS - 99.4% (Cost $63,174,936)		82,813,410
Other Assets in Excess of Liabilities - 0.6%		472,943
TOTAL NET ASSETS - 100.0%		$83,286,353

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
SE – Societas Europeae

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.
(c)	This security has elected to be treated as a corporation for U.S. federal income tax purposes.
(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

EIP Growth and Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$59,243,623	$–	$–	$59,243,623
Master Limited Partnerships	21,828,785	–	–	21,828,785
Money Market Funds	1,741,002	–	–	1,741,002
Total Investments	$82,813,410	$–	$–	$82,813,410

Refer to the Schedule of Investments for further disaggregation of investment categories.